SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 5.5%
Boeing Co. (a)	2,643	$461,547
General Dynamics Corp.	950	239,970
L3Harris Technologies, Inc.	1,373	282,989
Lockheed Martin Corp.	335	150,874
Northrop Grumman Corp.	711	328,297
RTX Corp.	3,769	501,239
Textron, Inc.	1,465	109,480
		2,074,396

Agricultural & Farm Machinery - 0.2%
AGCO Corp.	924	89,600

Air Freight & Logistics - 0.8%
FedEx Corp.	1,203	316,269

Alternative Carriers - 0.3%
Lumen Technologies, Inc. (a)	21,677	102,315

Apparel Retail - 0.7%
Abercrombie & Fitch Co. - Class A (a)	853	87,850
Gap, Inc.	3,819	86,348
Urban Outfitters, Inc. (a)	1,278	74,367
		248,565

Apparel, Accessories & Luxury Goods - 0.5%
Tapestry, Inc.	2,157	184,251

Application Software - 5.1%
DocuSign, Inc. (a)	2,266	188,463
Dropbox, Inc. - Class A (a)	4,833	125,561
Nutanix, Inc. - Class A (a)	2,648	203,605
Pegasystems, Inc.	1,361	106,852
Salesforce, Inc.	2,337	696,076
Unity Software, Inc. (a)	5,475	140,379
Workday, Inc. - Class A (a)	1,045	275,190
Zoom Communications, Inc. - Class A (a)	2,298	169,363
		1,905,489

Automobile Manufacturers - 2.0%
Ford Motor Co.	30,367	290,005
General Motors Co.	7,051	346,415

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Automobile Manufacturers - 2.0% (Continued)
Rivian Automotive, Inc. - Class A (a)	8,795	$104,133
		740,553

Automotive Parts & Equipment - 0.2%
BorgWarner, Inc.	2,598	77,342

Biotechnology - 1.9%
Biogen, Inc. (a)	1,180	165,790
Exact Sciences Corp. (a)	2,294	108,759
Gilead Sciences, Inc.	3,930	449,238
		723,787

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	2,064	126,503

Broadcasting - 0.3%
Paramount Global - Class B (b)	9,895	112,407

Broadline Retail - 5.7%
Amazon.com, Inc. (a)	8,036	1,705,882
eBay, Inc.	4,184	270,872
Etsy, Inc. (a)	2,142	109,649
Macy's, Inc.	4,184	60,041
		2,146,444

Building Products - 0.7%
Johnson Controls International PLC	2,918	249,956

Cable & Satellite - 2.0%
Charter Communications, Inc. - Class A (a)	751	273,041
Comcast Corp. - Class A	11,212	402,286
Sirius XM Holdings, Inc.	3,899	94,317
		769,644

Communications Equipment - 3.3%
Ciena Corp. (a)	1,976	157,230
Cisco Systems, Inc.	11,321	725,789
F5, Inc. (a)	626	183,061
Juniper Networks, Inc.	4,662	168,765
		1,234,845

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	2,220	$199,600

Construction & Engineering - 0.6%
AECOM	1,463	146,373
Fluor Corp. (a)	1,845	70,166
		216,539

Construction Machinery & Heavy Transportation Equipment - 0.9%
Cummins, Inc.	895	329,521

Consumer Finance - 1.5%
Ally Financial, Inc.	3,458	128,292
Capital One Financial Corp.	2,115	424,163
		552,455

Consumer Staples Merchandise Retail - 0.9%
Target Corp.	2,832	351,848

Data Processing & Outsourced Services - 0.3%
Genpact Ltd.	2,285	121,608

Diversified Banks - 1.5%
Wells Fargo & Co.	7,352	575,809

Drug Retail - 0.4%
Walgreens Boots Alliance, Inc.	13,131	140,239

Education Services - 0.3%
Stride, Inc. (a)	833	113,954

Electrical Components & Equipment - 0.5%
Rockwell Automation, Inc.	609	174,874

Electronic Components - 0.6%
Corning, Inc.	4,612	231,292

Electronic Equipment & Instruments - 0.8%
Trimble, Inc. (a)	2,241	161,307
Zebra Technologies Corp. - Class A (a)	446	140,513
		301,820

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 1.0%
Jabil, Inc.	1,015	$157,244
TE Connectivity PLC	1,511	232,739
		389,983

Food Retail - 0.9%
Albertsons Cos., Inc. - Class A	6,004	126,324
Kroger Co.	3,304	214,165
		340,489

Health Care Distributors - 0.6%
Cardinal Health, Inc.	1,620	209,758

Health Care Equipment - 2.9%
Baxter International, Inc.	6,065	209,303
Becton Dickinson & Co.	1,256	283,266
Masimo Corp. (a)	552	104,201
Medtronic PLC	5,472	503,533
		1,100,303

Health Care Services - 2.5%
CVS Health Corp.	6,824	448,473
DaVita, Inc. (a)	844	124,811
Labcorp Holdings, Inc.	723	181,502
Quest Diagnostics, Inc.	1,035	178,951
		933,737

Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	2,491	98,519

Hotels, Resorts & Cruise Lines - 0.7%
Expedia Group, Inc. (a)	1,291	255,566

Household Appliances - 0.2%
Whirlpool Corp.	882	89,779

Human Resource & Employment Services - 0.2%
Robert Half, Inc.	1,245	73,567

Industrial Conglomerates - 2.1%
3M Co.	2,340	362,981
Honeywell International, Inc.	2,054	437,276
		800,257

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.5%
Flowserve Corp.	1,457	$80,194
Stanley Black & Decker, Inc.	1,476	127,718
		207,912

Integrated Telecommunication Services - 3.3%
AT&T, Inc.	25,884	709,481
Verizon Communications, Inc.	12,753	549,654
		1,259,135

Interactive Home Entertainment - 0.5%
Electronic Arts, Inc.	1,512	195,229

Interactive Media & Services - 4.9%
Alphabet, Inc. - Class A	4,125	702,405
Alphabet, Inc. - Class C	4,093	704,896
Match Group, Inc.	3,249	103,026
Meta Platforms, Inc. - Class A	224	149,677
Snap, Inc. - Class A (a)	18,413	188,733
		1,848,737

Internet Services & Infrastructure - 1.3%
Akamai Technologies, Inc. (a)	1,550	125,054
Okta, Inc. (a)	2,095	189,576
Twilio, Inc. - Class A (a)	1,575	188,890
		503,520

IT Consulting & Other Services - 4.9%
Accenture PLC - Class A	1,628	567,358
Amdocs Ltd.	1,163	101,472
Cognizant Technology Solutions Corp. - Class A	3,712	309,321
International Business Machines Corp.	2,844	717,939
Kyndryl Holdings, Inc. (a)	3,670	139,754
		1,835,844

Leisure Products - 0.6%
Hasbro, Inc.	1,959	127,551
Mattel, Inc. (a)	5,440	115,872
		243,423

Life & Health Insurance - 0.5%
Prudential Financial, Inc.	1,670	192,217

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. - Class A (a)	325	$86,177
Illumina, Inc. (a)	1,806	160,264
IQVIA Holdings, Inc. (a)	927	175,018
		421,459

Managed Health Care - 1.1%
Centene Corp. (a)	3,833	222,927
Humana, Inc.	712	192,539
		415,466

Movies & Entertainment - 2.8%
Live Nation Entertainment, Inc. (a)	1,159	166,154
Roku, Inc. (a)	2,086	174,202
Walt Disney Co.	3,968	451,558
Warner Bros Discovery, Inc. (a)	21,432	245,611
		1,037,525

Oil & Gas Equipment & Services - 0.6%
Halliburton Co.	5,119	134,988
NOV, Inc.	5,757	85,894
		220,882

Paper & Plastic Packaging Products & Materials - 0.5%
International Paper Co.	3,041	171,360

Passenger Airlines - 2.2%
Alaska Air Group, Inc. (a)	1,369	98,951
American Airlines Group, Inc. (a)	9,583	137,516
Delta Air Lines, Inc.	3,399	204,348
Southwest Airlines Co.	4,340	134,801
United Airlines Holdings, Inc. (a)	2,677	251,129
		826,745

Passenger Ground Transportation - 0.3%
Lyft, Inc. - Class A (a)	8,331	111,136

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	6,749	402,375
Elanco Animal Health, Inc. (a)	8,557	95,582
Jazz Pharmaceuticals PLC (a)	938	134,631
Merck & Co., Inc.	2,631	242,710

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Pharmaceuticals - 4.2% (Continued)
Pfizer, Inc.	21,237	$561,294
Viatris, Inc.	16,199	149,517
		1,586,109

Property & Casualty Insurance - 0.8%
Allstate Corp.	1,423	283,390

Publishing - 0.3%
News Corp. - Class A	4,453	127,445

Real Estate Services - 0.4%
Jones Lang LaSalle, Inc. (a)	549	149,268

Research & Consulting Services - 2.2%
Booz Allen Hamilton Holding Corp.	1,383	146,681
CACI International, Inc. - Class A (a)	364	121,885
Jacobs Solutions, Inc.	1,251	160,266
Leidos Holdings, Inc.	1,269	164,932
Science Applications International Corp.	947	93,554
TransUnion	1,337	123,579
		810,897

Restaurants - 0.8%
DoorDash, Inc. - Class A (a)	1,511	299,843

Semiconductors - 5.0%
Intel Corp.	22,976	545,221
Micron Technology, Inc.	3,296	308,604
NXP Semiconductors NV	1,168	251,809
Qorvo, Inc. (a)	1,219	88,609
QUALCOMM, Inc.	3,829	601,804
Skyworks Solutions, Inc.	1,498	99,857
		1,895,904

Specialty Chemicals - 0.3%
Eastman Chemical Co.	1,241	121,432

Systems Software - 3.7%
Oracle Corp.	4,693	779,319
Palo Alto Networks, Inc. (a)	1,741	331,539
UiPath, Inc. - Class A (a)	6,846	84,206

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Systems Software - 3.7% (Continued)
Zscaler, Inc. (a)	962	$188,773
		1,383,837

Technology Hardware, Storage & Peripherals - 3.7%
Dell Technologies, Inc. - Class C	3,642	374,252
Hewlett Packard Enterprise Co.	12,020	238,116
HP, Inc.	8,324	256,962
NetApp, Inc.	1,982	197,823
Pure Storage, Inc. - Class A (a)	2,253	118,215
Sandisk Corp. (a)	1,140	53,409
Western Digital Corp. (a)	3,420	167,341
		1,406,118

Transaction & Payment Processing Services - 1.7%
Block, Inc. (a)	4,011	261,918
PayPal Holdings, Inc. (a)	5,361	380,899
		642,817

Wireless Telecommunication Services - 1.6%
T-Mobile US, Inc.	2,243	604,915
TOTAL COMMON STOCKS (Cost $32,825,618)		37,506,448

SHORT-TERM INVESTMENTS - 0.7%
Investments Purchased with Proceeds from Securities Lending - 0.3%
First American Government Obligations Fund - Class X, 4.29% (c)	108,100	108,100

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.29% (c)	138,310	138,310
TOTAL SHORT-TERM INVESTMENTS (Cost $246,410)		246,410

TOTAL INVESTMENTS - 100.2% (Cost $33,072,028)		$37,752,858
Liabilities in Excess of Other Assets - (0.2)%		(66,491)
TOTAL NET ASSETS - 100.0%		$37,686,367

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
NV - Naamloze Vennootschap

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $106,784 which represented 0.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SPARKLINE INTANGIBLE VALUE ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Sparkline Intangible Value ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$37,506,448	$—	$—	$37,506,448
Investments Purchased with Proceeds from Securities Lending	108,100	—	—	108,100
Money Market Funds	138,310	—	—	138,310
Total Investments	$37,752,858	$—	$—	$37,752,858

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.